Scope of consolidation - Disclosure of assets and liabilities acquired, FCA (Details) - EUR (€) € in Millions	Dec. 22, 2022	Jan. 17, 2021
Liabilities
Net assets acquired	€ 11
FCA and PSA Merger
Assets
Intangible assets with indefinite useful lives		€ 12,797
Other intangible assets		8,256
Property, plant and equipment		20,667
Equity method investments		2,637
Non-current financial assets		320
Other non-current assets		3,833
Total Non-current assets		48,510
Inventories		9,333
Assets sold with a buy-back commitment		812
Trade receivables		1,970
Other current assets and prepaid expenses		4,408
Current financial assets		502
Cash and cash equivalents		22,514
Total Current assets		39,539
Total assets		88,049
Liabilities
Long-term debt		18,362
Other non-current financial liabilities		269
Other non-current liabilities		5,386
Non-current provisions		5,452
Employee benefits liabilities		8,181
Total Non-current liabilities		37,650
Short term debt and current portion of long-term debt		4,052
Current provisions		7,540
Employee benefits liabilities		595
Trade payables		20,302
Other current financial liabilities		159
Other current liabilities		9,361
Total Current liabilities		42,009
Total liabilities		79,659
Net assets acquired		€ 8,390